Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that were measured at fair value
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$104,597	-	-	$104,597
Short-term bank deposits	275,033	-	-	275,033
Marketable securities	-	$266,350	-	266,350

Total financial assets	$379,630	$266,350	$-	$645,980

Liabilities:
Foreign currency derivative contracts	-	$(1,000)	-	$(1,000)

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$611,551	$-	$-	$611,551
Short-term bank deposits	9,168	-	-	9,168
Marketable securities	-	177,385	-	177,385
Foreign currency derivative contracts	-	317	-	317

Total financial assets	$620,719	$177,702	$-	$798,421